Operating Segment and Geographical Information - Reconciliation of reportable segment assets and liabilities (Details) - HKD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Current assets	$ 99,200	$ 101,863
Intangible asset	438	438
Total assets	99,638	102,301
Liabilities
Tax liabilities	11,933	11,026
Total liabilities	12,708	12,146
Continuing Operations | Reportable Geographical Components
Assets
Current assets	99,200	101,863
Consolidated total assets before intangible asset	99,200	101,863
Intangible asset	438	438
Total assets	99,638	102,301
Liabilities
Liabilities excluding tax liabilities	775	1,120
Tax liabilities	11,933	11,026
Total liabilities	$ 12,708	$ 12,146